Stock - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions			1 Months Ended								12 Months Ended			48 Months Ended
	Jul. 19, 2025 INR (₨) ₨ / shares	Jul. 19, 2025 USD ($)	Aug. 31, 2024 INR (₨) shares	Jul. 31, 2016 INR (₨) shares	Jun. 30, 2013 INR (₨) shares	Jun. 30, 2010 INR (₨) shares	Jun. 30, 2007 INR (₨) shares	Jun. 30, 2005 INR (₨) shares	Jun. 30, 2003 INR (₨) shares	Jan. 31, 2000 INR (₨) shares	Mar. 31, 2026 INR (₨) ₨ / shares shares	Mar. 31, 2025 INR (₨) ₨ / shares shares	Mar. 31, 2024 INR (₨) ₨ / shares shares	May 13, 2026	Jul. 01, 2023 ₨ / shares	Mar. 31, 2023 shares	May 14, 2022 INR (₨) ₨ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, intrinsic value of options exercised at grant date | ₨											₨ 5,687.6	₨ 7,049.2	₨ 5,249.6
Stock-based compensation, aggregate intrinsic value of options exercised at exercise date | ₨											8,039.0	33,349.8	14,548.0
Stock-based compensation, aggregate intrinsic value of options outstanding at grant date | ₨											10,591.6	16,009.7
Stock-based compensation, aggregate intrinsic value of options outstanding | ₨											8,420.1	58,662.2
Stock-based compensation, aggregate intrinsic value of options exercisable at grant date | ₨											9,828.2	15,158.2
Stock-based compensation, aggregate intrinsic value of options exercisable | ₨											₨ 8,164.9	₨ 44,594.6
Stock-based compensation, unvested options, outstanding											105,189,900	120,077,946
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares											₨ 871.8	₨ 797
Stock-based compensation, unvested options, aggregate intrinsic value at grant date | ₨											₨ 763.3	₨ 851.5
Stock-based compensation, unvested options, aggregate intrinsic value as at end of period | ₨											₨ 255.2	₨ 14,067.6
Equity shares, par value | ₨ / shares											₨ 1	₨ 1
Share-based payment arrangement, exercise of option, tax benefit | ₨											₨ 8,820.2	₨ 7,041.2	5,561.5
Effective Income Tax Rate Reconciliation, Tax Expense (Benefit), Share-Based Payment Arrangement, Amount | ₨											(1,184.8)	(1,157.2)	₨ 20,166.2
Per Share Value of Bonus Equity Share | ₨ / shares	₨ 1
Stock Issued During Period, Value, Stock Dividend	₨ 7,677,039,761.0	$ 7,677,039,761
eHDFC [Member] | Background and Details of the Business Combination [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity shares, par value | ₨ / shares															₨ 1
Share based compensation by share based award options granted during the period													48,559,681
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, total estimated compensation cost to be recognized in future periods | ₨											₨ 16,291.1
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)											2 years 1 month 6 days
Share-based payment arrangement, expense | ₨											₨ 12,636.4	₨ 13,878.7	₨ 17,379.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number											233,964,038	282,749,020	351,318,848			303,364,922
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period											80,542,270	105,910,094	92,609,932
Share based compensation by share based award options granted during the period											39,333,316	46,293,320	48,769,380
Employee Stock Option | Plan ''A''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance										200,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved | ₨										₨ 200.0
Employee Stock Option | Plan ''B''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance									200,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved | ₨									₨ 200.0
Employee Stock Option | Plan ''C''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance								200,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved | ₨								₨ 200.0
Employee Stock Option | Plan ''D''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance							300,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved | ₨							₨ 300.0
Employee Stock Option | Plan "E"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance						400,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved | ₨						₨ 400.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number											8,961,100
Employee Stock Option | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance					400,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved | ₨					₨ 400.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number											21,432,440
Employee Stock Option | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance				400,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved | ₨				₨ 400.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number											87,535,624
Employee Stock Option | Plan "H"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance			190,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved | ₨			₨ 190.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number											81,471,576
Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, expiration											5 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, intrinsic value of options exercised at grant date | ₨											₨ 6,667.2	₨ 3,586.4
Stock-based compensation, aggregate intrinsic value of options outstanding at grant date | ₨											28,034.9	24,360.4
Stock-based compensation, aggregate intrinsic value of options outstanding | ₨											23,172.8	27,198.7
Stock-based compensation, total estimated compensation cost to be recognized in future periods | ₨											₨ 12,231.2
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)											2 years
Stock-based compensation, aggregate intrinsic value of RSUs exercised at exercise date | ₨											₨ 4,304.8	6,124.0
Stock-based compensation, aggregate intrinsic value of RSUs exercisable at grant date | ₨											2,330.9	1,854.3
Stock-based compensation, aggregate intrinsic value of RSUs exercisable | ₨											2,108.5	2,205.8
Stock-based compensation, aggregate intrinsic value of RSUs non-vested at grant date | ₨											28,833,532.0	27,356,460.0
Stock-based compensation, aggregate intrinsic value of RSUs non-vested | ₨											25,704.0	22,506.2
Stock based compensation, aggregate intrinsic value of RSUs future period | ₨											₨ 21,064.3	₨ 24,992.9
Weighted average fair value of RSUs granted during the year | ₨ / shares											₨ 1	₨ 1
Share-based payment arrangement, expense | ₨											₨ 9,532.3	₨ 10,755.2
Restricted Stock Units (RSUs) [Member] | Employee Stock Incentive Master Scheme Two Thousand And Twenty Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance																	200,000,000
Equity shares, par value | ₨ / shares																	₨ 1
Common stock shares reserved for future issuance aggregate par value | ₨																	₨ 200.0
Share based compensation by share based award vesting period one														4 years
Share based compensation by share based award number of shares authorized for grant											12,103,168	12,509,150	18,708,448
Weighted average fair value of RSUs granted during the year | ₨ / shares											₨ 952.26	₨ 862.34	₨ 782.72
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number											31,719,700	29,770,856	23,443,608			5,782,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised											8,382,710	4,711,930	633,240
Schemes 45 to 55 | Plan "E"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted													10,150,720
Schemes 45 to 55 | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted													25,067,180
Schemes 45 to 55 | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted													13,551,480
Schemes 56 to 59 | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted												1,147,600
Schemes 56 to 59 | Plan "H"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted												45,145,720
Schemes 60 to 62 | Plan "H"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted											39,333,316
HDFC Life [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number											11,027,288
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period											7,143,862
HDFC Life [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number											702,152
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised											0
HDFC AMC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number											5,378,785
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period											2,479,033
HDFC AMC [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number											499,090
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised											0
HDFC Capital Advisors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number											131,283
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period											0
HDFC Securities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number											602,704
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period											277,268
HDB Financial Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number											10,526,098
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period											4,387,891